November 22, 2024
VIA EDGAR
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	EA Series Trust File Nos. 333-195493; 811-22961
Dear Sir or Madam:
Pursuant to Rule 485(a)(1) under the Securities Act of 1933, the Investment Company Act of 1940, and the regulations thereunder, transmitted herewith on behalf of EA Series Trust (the “Trust”) is Post-Effective Amendment No. 402 and Amendment No. 405 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).
The Amendment is being filed to make material changes to the ARK 21Shares Blockchain and Digital Economy Innovation ETF (the “Fund”). The Amendment reflects material changes to the Fund’s principal investment strategies and principal risks previously filed as a supplemented prospectus and statement of additional information pursuant to Rule 497(e) on December 12, 2023.
If you have any questions regarding the enclosed, please do not hesitate to contact me at (949) 629.3928 or Karen.Aspinall@practus.com.
Sincerely,
/s/ Karen A. Aspinall
Karen A. Aspinall
Partner

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